EXPLORATION AND EVALUATION ASSETS (Table)	12 Months Ended
Jan. 31, 2018
Exploration And Evaluation Assets Table
Sechudle of acquisition and exploration expenditures

	Robertson Property	Ruf & Norma Sass Claims	Eagle & JDN Claims	Other	Total

Balance, January 31, 2016	$19,092,549	$99,801	$2	$1	$19,192,353

Exploration costs during the year:
Consulting	37,440	25,237	-	-	62,677
Lease payments	31,775	-	-	-	31,775
Taxes, licenses and permits	7,832	7,516	14,690	-	30,038
Mapping	332	-	-	-	332
Change in reclamation estimate	(58,817)	-	-	-	(58,817)

Balance, January 31, 2017	$19,111,111	$132,554	$14,692	$1	$19,258,358

Exploration costs during the year:
Consulting	25,717	-	-	-	25,717
Drilling	-	-	8,143	-	8,143
Lease payments	5,168	-	-	-	5,168
Royalties	-	22,664	-	-	22,664
Taxes, licenses and permits	7,129	7,377	14,417	-	28,923
Proceeds from sale of mineral property (Note 5)	(19,149,125)	-	-	-	(19,149,125)

Balance, January 31, 2018	$-	$162,595	$37,252	$1	199,848